Real Property Interests (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Real Property Interests
Land	$ 4,829,573	$ 1,895,117
Real property interests - perpetual	45,834,289	44,435,392
Real property interests - non-perpetual	137,544,191	124,365,397
Total land and real property interests	188,208,053	170,695,906
Accumulated amortization	(5,873,199)	(2,848,040)
Land and net real property interests	$ 182,334,854	$ 167,847,866